Income from reinsurance ceded (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Income From Reinsurance Ceded

	2022	2021 1)	2020 1)
Recovered claims and benefits	3,480	3,377	3,362

Change in technical provisions	(612)	738	309

Commissions	148	147	396

Amortization charges	(9)	2	-
Total	3,009	4,263	4,066

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.